TYPE                13F-HR
PERIOD              03/31/03
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2003

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       May 09, 2003
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:    $  263,908
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
AAIPHARMA INC.                COM         00252W104          156    18,150  SH        OTHER   01                 18,150
ADAPTEC INC.                  COM         00651F108        5,108   847,095  SH        OTHER   01                847,095            -
ALLIED CAPITAL CORP           COM         01903Q108        2,697   135,000  SH        OTHER   01                      0  135,000
ALLIED CAPITAL CORP           PUT         01903Q958        2,997   150,000  SH   PUT  OTHER   01                150,000
AMC ENTERTAINMENT             COM         001669100        3,874   446,800  SH        OTHER   01                446,800
AMERICAN CAPITAL STRATEGIE    COM         024937104       11,024   492,122  SH        OTHER   01                140,000  352,122
AMERICAN CAPITAL STRATEGIE    PUT         024937954        1,019    45,500  SH   PUT  OTHER   01                 45,500
American Italian Pasta Co.    CL A        027070101          437    10,100  SH        OTHER   01                 10,100
American Pharmaceutical Ptnrs COM         02886P109          609    31,800  SH        OTHER   01                 16,900    14,900
AT&T WIRELESS SERVICES INC    COM         00209A106       13,278 2,011,800  SH        OTHER   01              2,011,800
DIAMONDS TR                   UNIT SER 1  252787106       15,964   200,000  SH        OTHER   01                200,000
EXTREME NETWORK INC.          COM         30226D106        4,899 1,131,320  SH        OTHER   01              1,131,320
Harley Davidson Inc.          PUT         412822958        7,545   190,000  SH   PUT  OTHER   01                190,000
HUGOTON RTY TR TEX            UNIT BEN INT444717102        1,632   116,800  SH        OTHER   01                116,800
INTERWOVEN INC                COM         46114T102       19,31410,612,263  SH        OTHER   01             10,612,263
IRWIN FINANCIAL               COM         464119106        2,257   115,800  SH        OTHER   01                115,800
Krispy Kreme                  PUT         501014954          484    14,300  SH   PUT  OTHER   01                 14,300
Magna Entertainment CL-A      CL A        559211107       20,451 4,744,934  SH        OTHER   01              4,744,934
MARTHA STEWART OMNIMEDIA      CL A        573083102       10,602 1,291,400  SH        OTHER   01              1,291,400
NASDAQ 100 TR                 UNIT SER 1  631100104       49,238 1,950,000  SH        OTHER   01              1,950,000
NET2PHONE                     COM         64108N106        5,847 1,734,976  SH        OTHER   01              1,734,976
NOVASTAR FINANCIAL INC        COM         669947400        2,694    78,900  SH        OTHER   01                      0 78,900
NVIDIA CORP                   PUT         67066G954        5,152   400,000  SH   PUT  OTHER   01                400,000
POWERWAVE TECHNOLOGY          COM         739363109       22,261 6,547,498  SH        OTHER   01              6,547,498
PRE PAID LEGAL                COM         740065107        2,853   165,100  SH        OTHER   01                 54,500110,600
RUBIO'S RESTURANT INC.        COM         78116B102        3,058   679,448  SH        OTHER   01                679,448
SAN JUAN BASIN RTY TRUST      UNIT BEN INT798241105          643    43,700  SH        OTHER   01                 43,700
SANMINA CORP                  COM         800907107       34,093 8,438,857  SH        OTHER   01              8,438,857
SCIENTIFIC GAMES CORP         CL A        80874P109        2,272   420,700  SH        OTHER   01                420,700
SILICON LABORATORIES INC      COM         826919102          737    28,200  SH        OTHER   01                 28,200
THE STREET.COM INC.           COM         88368Q103        7,007 2,224,403  SH        OTHER   01              2,224,403
TRIKON TECHNOLOGIES           COM NEW     896187408        3,705 1,077,142  SH        OTHER   01              1,077,142
                                                         263,908
 /TEXT
 /DOCUMENT
 /SUBMISSION